Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2020
Disclosure Of Fair Value Of Financial Instruments [Abstract]
Fair Value of Financial Instruments	Fair Value of Financial Instruments
The fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In the absence of an active market, fair values are determined based on prevailing market rates for instruments with similar characteristics and risk profiles, or internal or external valuation models, such as discounted cash flow analysis, maximizing observable market inputs.
Fair values determined using valuation models require the use of assumptions concerning the amount and timing of estimated future cash flows and discount rates. In determining those assumptions, the Partnership looks primarily to external readily observable market inputs such as interest rate yield curves and price and rate volatilities as applicable. Financial instruments classified as fair value through profit or loss (or FVTPL) are carried at fair value in the consolidated statements of financial position and changes in fair values are recognized in profit or loss.
The following tables provide the details of financial instruments and their associated classifications as at December 31, 2020, December 31, 2019 and January 1, 2019:

	December 31, 2020			December 31, 2019
Measurement Basis	FVTPL $	Amortized cost $	Total $	FVTPL $	Amortized cost $	Total $
Financial assets
Cash and cash equivalents	—	235,734	235,734	—	199,388	199,388
Financial assets (current and non-current)	6,497	133,389	139,886	1,123	106,869	107,992
Accounts and other receivable, net (current and non-current) (1)	—	212,316	212,316	—	215,951	215,951
Due from related parties (current and non-current)	—	9,980	9,980	—	—	—
Other assets (current and non-current) (2)	—	59,905	59,905	—	3,875	3,875
Total	6,497	651,324	657,821	1,123	526,083	527,206
Financial liabilities
Accounts payable and other (3)	—	81,850	81,850	—	124,684	124,684
Other financial liabilities (current and non- current) (4)	203,597	139,738	343,335	162,178	24,030	186,208
Due to related parties (current and non-current)	—	194,635	194,635	—	21,306	21,306
Borrowings (current and non-current)	—	3,170,977	3,170,977	—	3,184,512	3,184,512
Total	203,597	3,587,200	3,790,797	162,178	3,354,532	3,516,710
(1)Excludes tax receivable of $10.3 million as at December 31, 2020 (December 31, 2019 - $6.2 million).
(2)Includes investments in finance leases. Refer to Note 9 below.
(3)Includes accounts payable and lease liabilities. Refer to Note 15 below.
(4)Includes derivative instruments, obligations relating to finance leases and other financial liabilities. Refer to Note 19 below.

	January 1, 2019
Measurement Basis	FVTPL $	Amortized cost $	Total $
Financial assets
Cash and cash equivalents	—	225,040	225,040
Financial assets (current and non-current) (1)	3,103	8,540	11,643
Accounts and other receivable, net (current and non-current) (2)	—	176,948	176,948
Due from related parties (current and non-current)	—	59,834	59,834
Other assets (current and non-current) (3)	—	4,793	4,793
Total	3,103	475,155	478,258
Financial liabilities
Accounts payable and other (4)	—	36,624	36,624
Other financial liabilities (current and non-current) (1)	168,157	—	168,157
Due to related parties (current and non-current)	—	183,795	183,795
Borrowings (current and non-current)	—	3,097,742	3,097,742
Total	168,157	3,318,161	3,486,318
(1)Refer to Derivative Financial Instruments in Note 19 below.
(2)Excludes tax receivable of $3.3 million.
(3)Includes investments in finance leases. Refer to Note 9 below.
(4)Includes accounts payable and lease liabilities. Refer to Note 15 below.

The fair value of all financial assets and liabilities as at December 31, 2020 approximated their carrying values, with the exception of the borrowings, where fair value which was determined using Level 1 and Level 2 inputs and resulted in a fair value of $3,104 million (December 31, 2019: $3,206 million and January 1, 2019: $3,060 million) versus a carrying value of $3,171 million (December 31, 2019: $3,185 million and January 1, 2019 $3,098 million). The fair value of the Partnership’s fixed-rate and variable-rate long-term debt is either based on quoted market prices or estimated using discounted cash flow analysis based on rates currently available for debt with similar terms and remaining maturities and the current credit worthiness of the Partnership.
Fair value hierarchical levels - financial instruments
There were no transfers between levels during the years ended December 31, 2020 and December 31, 2019. The following table categorizes financial assets and liabilities, which are carried at fair value through profit or loss on a recurring basis, based upon the level of input as at December 31, 2020, December 31, 2019 and January 1, 2019:

	December 31, 2020			December 31, 2019
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
	$	$	$	$	$	$
Financial assets
Derivative instruments	—	6,497	—	—	1,123	—
Total	—	6,497	—	—	1,123	—
Financial liabilities
Derivative instruments	—	203,597	—	—	162,178	—
Total	—	203,597	—	—	162,178	—

	January 1, 2019
	Level 1	Level 2	Level 3
	$	$	$
Financial assets
Derivative instruments	—	3,103	—
Total	—	3,103	—
Financial liabilities
Derivative instruments	—	117,644	50,513
Total	—	117,644	50,513

The following table summarizes the valuation techniques and key inputs used in the fair value measurement of Level 2 financial instruments:

Type of Asset / Liability	Carrying value			Valuation Techniques and Key Inputs
	December 31, 2020	December 31, 2019	January 1, 2019
	$	$	$
Derivative instruments	(197,100)	(161,055)	(114,541)	The fair value of derivative instruments incorporates observable forward exchange rates and forward interest rates from observable yield curves, respectively, at the end of the reporting period, and the current credit worthiness of both the Partnership and the derivative counterparties. The estimated amount is the present value of future cash flows.

The fair value of Level 3 financial assets and liabilities is determined using valuation models which require the use of unobservable inputs, including assumptions concerning the amount and timing of estimated future cash flows and discount rates. In determining those unobservable inputs, the Partnership uses observable external market inputs such as price volatilities, as applicable, to develop assumptions regarding those unobservable inputs.
The following table summarizes the valuation techniques and significant unobservable inputs used in the fair value measurement of Level 3 financial instruments:

Type of Asset / Liability	Carrying value			Valuation techniques	Significant unobservable inputs	Relationship of unobservable inputs to fair value
	December 31, 2020	December 31, 2019	January 1, 2019
	$	$	$
Warrants(1)	—	—	(50,513)	Black-Scholes model	Volatility	Increases (decreases) in volatility increase (decrease) fair value
(1)Included in derivative instruments. See Note 19 for additional information.

The following table presents the change in the balance of financial liabilities classified as Level 3 as at December 31, 2020 and December 31, 2019:

	December 31, 2020	December 31, 2019
	$	$
Opening balance at beginning of year	—	50,513
Fair value change recorded in unrealized gain (loss) on derivative instruments	—	(50,513)
Closing balance at end of year	—	—